Average Annual Total Returns - AEW Global Focused Real Estate Fund - AEW Global Focused Real Estate Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (Net) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
FTSE EPRA Nareit Developed Index (Net) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.58%	2.76%	3.25%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.82%	2.13%	3.08%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.26%	2.56%	3.06%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	8.34%	3.65%	4.00%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.31%	3.60%	3.94%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.05%	2.30%	1.89%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.19%	2.41%	2.54%